Tangible assets (Details Text) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tangible Assets Purchase Commitments [Abstract]
Tangible assets purchase commitments	R$ 3.2	R$ 75.0	R$ 9.1